Long-term Incentive Compensation Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Long-term Incentive Compensation Plans [Abstract]
Long-term Incentive Compensation Plans
3.	Long-term Incentive Compensation Plans

We maintain several unfunded, non-qualified long-term incentive compensation plans under which annual awards to employees are made generally in the fourth quarter.

Awards granted in the fourth quarter of 2012 allowed participants to allocate their awards between restricted Holding Units and deferred cash. Participants (except certain members of senior management) generally could allocate up to 50% of their awards to deferred cash, not to exceed a total of $250,000 per award, and had until mid-January 2013 to make their elections. The number of restricted Holding Units issued equaled the remaining dollar value of the award divided by the average of the closing prices of a Holding Unit for a five business day period in January 2013 after participants made their elections.

·	We engaged in open-market purchases of Holding Units that were awarded to participants and held them in a consolidated rabbi trust.

·	Quarterly distributions on vested and unvested Holding Units are paid currently to participants, regardless of whether or not a long-term deferral election has been made.

·	Interest on deferred cash is accrued monthly based on our monthly weighted average cost of funds.

We recognize compensation expense related to equity compensation grants in the financial statements using the fair value method. Fair value of restricted Holding Unit awards is the closing price of a Holding Unit on the grant date; fair value of options is determined using the Black-Scholes option valuation model. Under the fair value method, compensatory expense is measured at the grant date based on the estimated fair value of the award and is recognized over the required service period. Prior to a change made to the employee long-term incentive compensation award program in the fourth quarter of 2011, an employee’s service requirement was typically the same as the delivery dates. This change eliminated employee service requirements, but did not modify delivery dates contained in the original award agreements.

In January 2013, 6.5 million restricted Holding Units held in the consolidated rabbi trust were awarded for the 2012 awards and we reclassified $129.2 million of the liability to partners’ capital as equity-based awards.

Grants of restricted Holding Units and options to buy Holding Units are typically awarded to eligible members of the Board of Directors (“Eligible Directors”) of the General Partner during the second quarter. Restricted Holding Units are distributed on the third anniversary of the grant date and the options become exercisable ratably over three years. These restricted Holding Units and options are not forfeitable (except if the Eligible Director is terminated for “Cause”, as that term is defined in the applicable award agreement). Due to there being no service requirement, we fully expense these awards on each grant date.

We fund our restricted Holding Unit awards either by purchasing Holding Units on the open market or purchasing newly-issued Holding Units from Holding, all of which are held in a consolidated rabbi trust until they are either retired or distributed to employees upon vesting. In accordance with the Amended and Restated Agreement of Limited Partnership of AllianceBernstein (“AllianceBernstein Partnership Agreement”), when AllianceBernstein purchases newly-issued Holding Units from Holding, Holding is required to use the proceeds it receives from AllianceBernstein to purchase the equivalent number of newly-issued AllianceBernstein Units, thus increasing its percentage ownership interest in AllianceBernstein. Holding Units held in the consolidated rabbi trust are corporate assets in the name of the trust and are available to the general creditors of AllianceBernstein.

During the third quarter and first nine months of 2013, we purchased 0.8 million and 2.1 million Holding Units for $16.3 million and $43.3 million, respectively (on a trade date basis). These amounts reflect open-market purchases of 0.8 million and 1.9 million Holding Units for $15.3 million and $38.5 million, respectively, with the remainder relating to purchases of Holding Units from employees to allow them to fulfill statutory tax withholding requirements at the time of distribution of long-term incentive compensation awards, offset by Holding Units purchased by employees as part of a distribution reinvestment election.

Since the third quarter of 2011, each quarter we have implemented plans to repurchase Holding Units pursuant to Rule 10b5-1 under the Securities Exchange Act of 1934, as amended (“Exchange Act”). A Rule 10b5-1 plan allows a company to repurchase its shares at times when it otherwise might be prevented from doing so because of self-imposed trading blackout periods and because it possesses material non-public information. Each broker we select has the authority under the terms and limitations specified in the plan to repurchase Holding Units on our behalf in accordance with the terms of the plan. Repurchases are subject to SEC regulations as well as certain price, market volume and timing constraints specified in the plan. The plan adopted during the third quarter of 2013 expired at the close of business on October 23, 2013. We may adopt additional Rule 10b5-1 plans in the future to engage in open-market purchases of Holding Units to help fund anticipated obligations under our incentive compensation award program and for other corporate purposes.

We granted to employees and Eligible Directors 6.9 million restricted Holding Unit awards (including 6.5 million granted in January 2013 for 2012 year-end awards) during the first nine months of 2013. To fund these awards, we allocated previously repurchased Holding Units that had been held in AllianceBernstein’s consolidated rabbi trust.

Effective July 1, 2013, management of AllianceBernstein and Holding retired all unallocated Holding Units in AllianceBernstein’s consolidated rabbi trust. To retire such units, AllianceBernstein delivered the unallocated Holding Units held in its consolidated rabbi trust to Holding in exchange for the same amount of AllianceBernstein units. Each entity then retired their respective units. As a result, on July 1, 2013, each of AllianceBernstein’s and Holding’s units outstanding decreased by approximately 13.1 million units. AllianceBernstein and Holding intend to retire additional units as AllianceBernstein purchases Holding Units on the open market. Holding will then newly issue Holding Units to fund AllianceBernstein’s restricted Holding Unit awards in exchange for newly-issued AllianceBernstein units.

Generally, when a corporate entity repurchases its shares, they no longer are deemed outstanding. Because of our two-tier partnership structure, Holding Units purchased by AllianceBernstein and held in its consolidated rabbi trust are considered outstanding (unlike repurchased shares of a single corporate entity). Accordingly, management’s decision to retire repurchased Holding Units rather than allowing them to remain outstanding in the rabbi trust more closely aligns the effect of our Holding Unit purchases with that of corporate entities that repurchase their shares.

During the first nine months of 2013, Holding issued 812,642 Holding Units upon exercise of options to buy Holding Units. Holding used the proceeds of $13.9 million to purchase the equivalent number of newly-issued AllianceBernstein Units.

17. Long-term Incentive Compensation Plans

We maintain an unfunded, non-qualified incentive compensation program known as the AllianceBernstein 2012 Incentive Compensation Award Program (the "Incentive Compensation Program"), under which annual awards may be granted to eligible employees. See Note 2. Summary of Significant Accounting Policies – Long-term Incentive Compensation Plans' for a discussion of the award provisions.

Under the Incentive Compensation Program, we made awards in 2012, 2011 and 2010 aggregating $150.1 million, $159.9 million and $275.6 million, respectively. The amounts charged to employee compensation and benefits for the years ended December 31, 2012, 2011 and 2010 were $151.4 million, $654.3 million (which includes $509.1 million of the one-time, non-cash compensation charge) and $207.9 million, respectively.

During 2005, we established the AllianceBernstein Financial Advisor Wealth Accumulation Plan ("Wealth Accumulation Plan"), a voluntary unfunded, non-qualified incentive plan. The Wealth Accumulation Plan was established to attract, motivate and retain eligible employees expected to make significant contributions to the future growth and success of Bernstein Global Wealth Management, the unit of AllianceBernstein that services private clients. Participants designate the percentage of their awards to be notionally invested in Holding Units or certain of our investment services. No more than 50% of the award may be notionally invested in Holding Units. Prior to the changes made to incentive compensation awards in the fourth quarter of 2011 (see Note 2, "Summary of Significant Accounting Policies – Long-term Incentive Compensation Plans"), all awards vested annually on a pro rata basis over the term of the award. There have been no awards granted under this plan since 2009. The amounts charged to employee compensation and benefits expense for the years ended December 31, 2012, 2011 and 2010 were $(0.5) million, $25.5 million (which includes $24.8 million of the one-time, non-cash compensation charge) and $8.5 million, respectively.